ACQUISITION OF NON-CONTROLLING INTERESTS (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Jun. 07, 2019 USD ($)	May 17, 2019 USD ($)	Jun. 09, 2017 BRL (R$)	Jun. 09, 2017 USD ($)	Sep. 02, 2016
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	18.51%	18.51%
R Brasil Solucoes S.A. [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			18.51%				81.49%
Cash transferred			$ 1,738,000
Financial liabilities recognised as of acquisition date	R$ 3,444	$ 1,057,000
Nova Interfile Holding Ltda [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	49.99%	49.99%
Nova Interfile Holding Ltda [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Financial liabilities recognised as of acquisition date					R$ 74,401	$ 22,474,000
Interfile Servicos de BPO Ltda [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				49.99998%	50.00002%	50.00002%
Cash transferred				$ 14,089,000
Interservicer Servicos em Credito Imobiliario Ltda [member] | Non-controlling interests [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					50.00002%	50.00002%